Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2024	Dec. 31, 2023
Class A Ordinary Share
Ordinary share, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	[1]	400,000,000	400,000,000
Ordinary share, shares issued	[1]	40,617,513	40,617,513
Ordinary share, shares outstanding	[1]	40,617,513	40,617,513
Class B Ordinary Share
Ordinary share, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	[1]	100,000,000	100,000,000
Ordinary share, shares issued	[1]	41,880,000	41,880,000
Ordinary share, shares outstanding	[1]	41,880,000	41,880,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization described herein.